RISKS AND UNCERTAINTIES (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST	Dec. 31, 2025 USD ($)
Northeast Community Bancorp, Inc. Stock
RISKS AND UNCERTAINTIES
Investments concentration	$ 3,628,119
Mutual funds
RISKS AND UNCERTAINTIES
Investments concentration	$ 4,644,446